Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Contingencies and Commitments
Schedule of future obligations

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2014	2,548,873	337,763	2,886,636
2015	1,665,368	339,090	2,004,458
2016	1,628,970	432,905	2,061,875
2017	1,592,571	—	1,592,571
2018	1,556,173	—	1,556,173
Thereafter	1,536,419	—	1,536,419
Total	10,528,374	1,109,758	11,638,132

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2014	51,763
2015	40,509
2016	40,523
2017	557
Thereafter	—
Total	133,352